Concentration of Risk (Tables)	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Schedule of Concentration of Risk

	For the year ended December 31,
	2023	2022	2023	2022	2023	2022
	Revenue	Revenue	% of Revenue	% of Revenue	Account receivables	Account receivables
Customer A	$33,554	$30,678	17%	6.0%	$-	$-
Customer B	$19,714	$29,050	10%	5.6%	$-	$-
Customer C	$95,415	$426,264	48%	82.7%	$-	$-
Customer D	$27,081	$29,356	14%	5.7%	$-	$-
Customer E	$14,063	$-	7%	-%	$3,807	$-
Customer F	$8,149	$-	4%	-%	$-	$-
Customer G	$764	$-	0%	-%	$764	$-
Total	$198,740	$515,348	100.0%	100.0%	$4,571	$-